Taxes - Taxes payable (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Taxes.
Income tax payable	¥ 1,407,082	$ 207,378	¥ 1,452,052
Value-added tax payable	65,678	9,680	57,082
Total taxes payable	¥ 1,472,760	$ 217,058	¥ 1,509,134